Deferred Credits (Tables)	12 Months Ended
Aug. 31, 2018
Deferred Credits [Abstract]
Disclosure of deferred credits

	2018	2017
	$	$
IRU prepayments	411	423
Equipment revenue	29	44
Connection fee and installation revenue	18	20
Deposit on future fibre sale	2	2
Other	–	1
	460	490